As filed with the Securities and Exchange Commission on August 21, 2020

Securities Act Registration No. 333-123290

Investment Company Act Reg. No. 811-21726

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 150	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 151	☒

(Check appropriate box or boxes.)

360 FUNDS

(Exact Name of Registrant as Specified in Charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (877) 244-6235

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

With Copies To:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211

Approximate Date of Proposed Public Offering: Immediately following effectiveness of this post-effective amendment.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On August 25, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Post-Effective Amendment No. 143 to the Registration Statement on Form N-1A of the Timber Point Global Allocations Fund and Timber Point Alternative Income Fund, series of 360 Funds, filed with the Commission on June 15, 2020 (Accession Number 0001387131-20-005663) (the “Registration Statement”), until August 25, 2020. The prospectus, statement of additional information and Part C included in the Registration Statement are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 150 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Fairway, and State of Kansas, on this 21st day of August 2020.

360 Funds

By:	/s/ Randall K. Linscott
Randall K. Linscott, President, Trustee and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*		August 21, 2020
Gary W. DiCenzo, Trustee		Date
*		August 21, 2020
Arthur Q. Falk, Trustee		Date
*		August 21, 2020
Steven D. Poppen, Trustee		Date

*		August 21, 2020
Thomas J. Schmidt, Trustee		Date

*		August 21, 2020
Tom M. Wirtshafter, Trustee		Date
/s/ Randall K. Linscott		August 21, 2020
Randall K. Linscott, Trustee, President and Principal Executive Officer		Date
/s/ Larry E. Beaver, Jr.		August 21, 2020
Larry E. Beaver, Jr., Assistant Treasurer and Acting Principal Financial Officer		Date
* By:	/s/ Randall K. Linscott	August 21, 2020
Randall K. Linscott, Attorney-in-Fact		Date

*Attorney-in-fact pursuant to Powers of Attorney